Other Comprehensive Income (Loss) (Schedule of Other Comprehensive Income (Loss)) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Other Comprehensive Income (Loss)
Foreign currency translation adjustments arising during period before-tax amount	¥ (26,930)	¥ 8,248	¥ (62,293)
Foreign currency translation adjustments arising during period tax benefit (expense)	548	2	461
Foreign currency translation adjustments net-of-tax amount	(26,382)	8,250	(61,832)
Reclassification adjustment for losses (gains) realized in net income before-tax amount
Reclassification adjustment for losses (gains) realized in net income tax benefit (expense)
Reclassification adjustment for losses (gains) realized in net income net-of-tax amount
Unrealized gains (losses) on securities arising during period before-tax amount	(5,536)	21,476	(53,868)
Unrealized gains (losses) on securities arising during period tax benefit (expense)	2,245	(8,718)	21,870
Unrealized gains (losses) on securities arising during period net-of-tax amount	(3,291)	12,758	(31,998)
Reclassification adjustment for losses (gains) realized in net income before-tax amount	(3,087)	(1,678)	8,734
Reclassification adjustment for losses (gains) realized in net income tax benefit (expense)	1,253	681	(3,019)
Reclassification adjustment for losses (gains) realized in net income net-of-tax amount	(1,834)	(997)	5,715
Unrealized gains (losses) on securities, before-tax amount	(8,623)	19,798	(45,134)
Unrealized gains (losses) on securities, tax benefit (expense)	3,498	(8,037)	18,851
Unrealized gains (losses) on securities, net-of-tax amount	(5,125)	11,761	(26,283)
Unrealized losses on derivatives arising during period before-tax amount	(662)	(1,310)	(2,378)
Unrealized losses on derivatives arising during period tax benefit (expense)	228	472	1,054
Unrealized losses on derivatives arising during period net-of-tax	(434)	(838)	(1,324)
Reclassification adjustments for losses (gains) realized in net income before-tax amount	1,888	2,179	(316)
Reclassification adjustments for losses (gains) realized in net income tax benefit (expense)	(650)	(785)	128
Reclassification adjustments for losses (gains) realized in net income net-of-tax amount	1,238	1,394	(188)
Unrealized losses on derivatives, before-tax amount	1,226	869	(2,694)
Unrealized losses on derivatives, tax benefit (expense)	(422)	(313)	1,182
Unrealized losses on derivatives, net-of-tax amount	804	556	(1,512)
Pension liability adjustments arising during period before-tax amount	(4,602)	7,712	(22,897)
Pension liability adjustments arising during period tax benefit (expense)	1,722	(3,133)	9,356
Pension liability adjustments arising during period net-of-tax amount	(2,880)	4,579	(13,541)
Reclassification adjustment for losses (gains) realized in net income before-tax amount	(336)	8,803	(680)
Reclassification adjustment for losses (gains) realized in net income tax benefit (expense)	136	(3,574)	276
Reclassification adjustment for losses (gains) realized in net income net-of-tax amount	(200)	5,229	(404)
Pension liability adjustments, before-tax amount	(4,938)	16,515	(23,577)
Pension liability adjustments, tax benefit (expense)	1,858	(6,707)	9,632
Pension liability adjustments	(3,080)	9,808	(13,945)
Other comprehensive income (loss) before-tax amount	(39,265)	45,430	(133,698)
Other comprehensive income (loss) tax benefit (expense)	5,482	(15,055)	30,126
Other comprehensive income (loss) net-of-tax amount	¥ (33,783)	¥ 30,375	¥ (103,572)